Subordinated liabilities - Disclosure Of Preference Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Shares outstanding (in shares)	1,574,285,752	1,574,285,752	1,574,285,752
Share capital	£ 1,574	£ 1,574	£ 1,574
6% Non-Cumulative Redeemable Preference Shares
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.00%
Ordinary shares per share value (in GBP per share)	£ 1.00
Preference shares | 6% Non-Cumulative Redeemable Preference Shares
Disclosure of detailed information about borrowings [line items]
Shares outstanding (in shares)	100	100	100
Share capital	£ 0	£ 0	£ 0
% of share capital	0.00%	0.00%